SERIES A AND SERIES B CONVERTIBLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013 vote	Dec. 31, 2013 Minimum	Jun. 30, 2013 Series A and Series B convertible preferred shares	Oct. 27, 2008 Series A preferred shares shareholder	Dec. 31, 2013 Series A preferred shares	Jun. 30, 2013 Series A preferred shares	Dec. 31, 2012 Series A preferred shares	Jun. 26, 2009 Series B preferred shares	Dec. 31, 2013 Series B preferred shares	Jun. 30, 2013 Series B preferred shares	Dec. 31, 2012 Series B preferred shares	Dec. 31, 2013 Series C preferred shares	Jun. 30, 2013 Series C preferred shares	Sep. 28, 2010 Series C preferred shares
SERIES A AND SERIES B CONVERTIBLE PREFERRED SHARES
Convertible preferred stock, shares issued				15,000,000				17,522,725
Convertible preferred shares, par value (in dollars per share)				$ 0.000067	$ 0.000067		$ 0.000067	$ 0.000067	$ 0.000067		$ 0.000067
Number of shares of convertible preferred stock converted to ordinary shares						15,000,000				17,522,725			9,651,565
Number of ordinary shares issued upon conversion of convertible preferred stock			32,522,725										9,651,565
Proceeds from issuance of convertible preferred shares				$ 5,000				$ 11,270
Convertible preferred shares, issuance price (in dollars per share)				$ 0.33				$ 0.643						$ 3.626
Number of founding shareholders who entered into an arrangement with the investors				3
Ordinary shares subject to transfer restrictions				24,633,333
Beneficial conversion feature					0				0			0
Minimum valuation of the Company required immediately prior to liquidation, dissolution or winding up for distribution of entire assets among shareholders on a pro rate basis	300,000
Maximum valuation of the Company required immediately prior to liquidation, dissolution or winding up for distribution of entire assets among shareholders on a preference basis	$ 300,000
Redemption rate (as a percent)												150.00%
Number of voting rights eligible for each outstanding ordinary shareholder	1
Percentage of holders of outstanding preferred shares whose written consent will be required for automatic conversion of preferred shares into ordinary shares		0.67%